LEASES (Schedule of Components of operating lease costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Operating lease cost	$ 1,340	$ 1,397	$ 1,260
Sublease income	0	0	0
Total net lease costs	$ 1,340	$ 1,397	$ 1,260